American Century Investments®
Quarterly Portfolio Holdings
Ultra Fund®
January 31, 2025

Ultra Fund - Schedule of Investments
JANUARY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Automobiles — 4.2%
Tesla, Inc.(1)	2,792,000	1,129,643,200
Beverages — 0.4%
Constellation Brands, Inc., Class A	635,000	114,808,000
Biotechnology — 1.7%
Alnylam Pharmaceuticals, Inc.(1)	615,000	166,855,650
Genmab AS(1)	229,000	45,011,544
Regeneron Pharmaceuticals, Inc.(1)	346,000	232,851,080
		444,718,274
Broadline Retail — 7.6%
Amazon.com, Inc.(1)	8,534,000	2,028,361,120
Building Products — 0.6%
Advanced Drainage Systems, Inc.	901,000	108,939,910
Johnson Controls International PLC	682,000	53,196,000
		162,135,910
Capital Markets — 1.7%
Interactive Brokers Group, Inc., Class A	141,000	30,659,040
MSCI, Inc.	451,000	269,143,270
Tradeweb Markets, Inc., Class A	1,239,000	157,229,100
		457,031,410
Chemicals — 0.8%
Ecolab, Inc.	858,000	214,663,020
Commercial Services and Supplies — 0.6%
Cintas Corp.	300,000	60,171,000
Copart, Inc.(1)	1,557,000	90,197,010
		150,368,010
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.	622,000	609,485,360
Distributors — 0.1%
Pool Corp.	111,000	38,211,750
Electrical Equipment — 0.9%
Acuity Brands, Inc.	530,000	176,166,700
Vertiv Holdings Co., Class A	620,000	72,552,400
		248,719,100
Electronic Equipment, Instruments and Components — 0.6%
Cognex Corp.	647,000	25,815,300
Keyence Corp.	330,000	142,133,880
		167,949,180
Energy Equipment and Services — 0.4%
Schlumberger NV	2,843,000	114,516,040
Entertainment — 2.8%
Netflix, Inc.(1)	761,000	743,314,360
Financial Services — 6.0%
Block, Inc.(1)	2,185,000	198,441,700
Mastercard, Inc., Class A	1,926,827	1,070,217,521
Visa, Inc., Class A	946,000	323,342,800
		1,592,002,021
Health Care Equipment and Supplies — 3.0%
Dexcom, Inc.(1)	952,000	82,662,160
Edwards Lifesciences Corp.(1)	725,000	52,526,250

IDEXX Laboratories, Inc.(1)	278,000	117,329,900
Insulet Corp.(1)	323,000	89,916,740
Intuitive Surgical, Inc.(1)	797,014	455,796,366
		798,231,416
Health Care Providers and Services — 1.1%
UnitedHealth Group, Inc.	546,000	296,199,540
Hotels, Restaurants and Leisure — 2.8%
Chipotle Mexican Grill, Inc.(1)	9,450,000	551,407,500
Wingstop, Inc.	709,000	211,211,100
		762,618,600
Interactive Media and Services — 13.2%
Alphabet, Inc., Class A	5,765,580	1,176,293,632
Alphabet, Inc., Class C	5,867,000	1,206,255,200
Meta Platforms, Inc., Class A	1,649,000	1,136,457,820
		3,519,006,652
IT Services — 1.0%
Gartner, Inc.(1)	229,000	124,308,070
Okta, Inc.(1)	1,632,000	153,767,040
		278,075,110
Life Sciences Tools and Services — 0.4%
Waters Corp.(1)	228,000	94,729,440
Machinery — 1.6%
Donaldson Co., Inc.	889,000	63,287,910
Fortive Corp.	1,791,000	145,662,030
Nordson Corp.	228,000	50,210,160
Westinghouse Air Brake Technologies Corp.	705,000	146,583,600
Yaskawa Electric Corp.(2)	573,000	16,636,063
		422,379,763
Media — 0.3%
Trade Desk, Inc., Class A(1)	650,000	77,142,000
Oil, Gas and Consumable Fuels — 0.6%
EOG Resources, Inc.	1,331,000	167,426,490
Pharmaceuticals — 2.2%
Eli Lilly & Co.	723,000	586,410,840
Semiconductors and Semiconductor Equipment — 15.7%
Analog Devices, Inc.	1,246,000	264,014,940
Applied Materials, Inc.	2,454,000	442,578,900
ASML Holding NV	306,000	226,367,504
Broadcom, Inc.	1,036,000	229,235,720
Lattice Semiconductor Corp.(1)	1,166,000	66,485,320
NVIDIA Corp.	24,781,000	2,975,454,670
		4,204,137,054
Software — 15.2%
Datadog, Inc., Class A(1)	1,599,000	228,193,290
DocuSign, Inc.(1)	2,811,000	271,908,030
Dynatrace, Inc.(1)	4,027,000	232,559,250
Fair Isaac Corp.(1)	223,000	417,803,880
Microsoft Corp.	4,090,401	1,697,761,839
Salesforce, Inc.	1,609,000	549,795,300
Synopsys, Inc.(1)	386,000	202,835,280
Workday, Inc., Class A(1)	566,000	148,325,960
Zscaler, Inc.(1)	1,507,000	305,303,130
		4,054,485,959
Technology Hardware, Storage and Peripherals — 10.8%
Apple, Inc.	12,247,161	2,890,329,996

Textiles, Apparel and Luxury Goods — 1.2%
Lululemon Athletica, Inc.(1)	749,000	310,235,800
TOTAL COMMON STOCKS (Cost $7,293,772,784)		26,677,335,415
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $286,967)	281,340	286,967
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	43,743	43,743
State Street Navigator Securities Lending Government Money Market Portfolio(3)	6,848,025	6,848,025
		6,891,768
Repurchase Agreements — 0.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 3/31/26, valued at $3,158,918), in a joint trading account at 4.29%, dated 1/31/25, due 2/3/25 (Delivery value $3,096,494)		3,095,387
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $22,391,134), at 4.33%, dated 1/31/25, due 2/3/25 (Delivery value $21,959,921)		21,952,000
		25,047,387
TOTAL SHORT-TERM INVESTMENTS (Cost $31,939,155)		31,939,155
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $7,325,998,906)		26,709,561,537
OTHER ASSETS AND LIABILITIES — 0.1%		23,421,195
TOTAL NET ASSETS — 100.0%		$26,732,982,732

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	55,338,542	JPY	8,403,295,950	Bank of America N.A.	3/28/25	$833,779

NOTES TO SCHEDULE OF INVESTMENTS
JPY	–	Japanese Yen
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,465,709. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,848,025.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$26,247,186,424	$430,148,991	—
Rights	286,967	—	—
Short-Term Investments	6,891,768	25,047,387	—
	$26,254,365,159	$455,196,378	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$833,779	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.